Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The following table presents components of income (loss) from continuing operations before income taxes for the years ended December 31:

	2015	2014	2013
Domestic	$(56.6)	$(15.3)	$(193.1)
Foreign	102.4	170.0	51.3
Total	$45.8	$154.7	$(141.8)

The following table presents the components of income tax (benefit) expense from continuing operations for the years ended December 31:

	2015	2014	2013
Current
U.S. federal	$(2.0)	$0.3	$3.2
Foreign	38.2	61.5	59.3
State and local	(0.6)	—	2.4
Total current	35.6	61.8	64.9
Deferred
U.S. federal	(38.3)	(2.6)	(20.2)
Foreign	(11.1)	(9.4)	9.7
State and local	0.1	(2.4)	(6.0)
Total deferred	(49.3)	(14.4)	(16.5)
Income tax (benefit) expense	$(13.7)	$47.4	$48.4

In addition to the income tax (benefit) expense listed above for the years ended December 31, 2015, 2014 and 2013, income tax expense (benefit) allocated directly to shareholders equity for the same periods was $5.4, $(38.5) and $67.4, respectively. Offsetting the income tax expense (benefit) allocated directly to shareholders equity for the years ended December 31, 2015, 2014 and 2013 was a benefit of $20.4, $9.2 and $9.0, respectively, related to current year movement in valuation allowance. Income tax expense allocated to discontinued operations for the years ended December 31, 2015, 2014 and 2013 was $9.6, $6.2 and $8.3, respectively.

Income tax (benefit) expense attributable to income (loss) from continuing operations differed from the amounts computed by applying the U.S. federal income tax rate of 35 percent to pretax income (loss) from continuing operations. The following table presents these differences for the years ended December 31:

	2015	2014	2013
Statutory tax expense (benefit)	$16.0	$54.1	$(49.6)
Brazil non-taxable incentive	(4.2)	(15.5)	(7.8)
Valuation allowance	(0.7)	9.5	43.9
Brazil tax goodwill amortization	—	(1.5)	(3.8)
Foreign tax rate differential	(19.4)	(14.9)	(12.4)
Foreign subsidiary earnings	(9.1)	14.6	59.3
Accrual adjustments	1.5	2.2	5.8
Non-deductible goodwill	—	—	5.2
FCPA provision, nondeductible portion	—	—	5.4
Business tax credits	(1.4)	(2.4)	(2.1)
Non-deductible (non-taxable) items	4.2	—	5.4
Other	(0.6)	1.3	(0.9)
Income tax (benefit) expense	$(13.7)	$47.4	$48.4

In 2015, the repatriation of foreign earnings, the associated recognition of foreign tax credits and related benefits due to the passage of the Protecting Americans from Tax Hikes (PATH) Act of 2015, were recorded.
In the second quarter of 2013, the Company recorded a valuation allowance for the Brazil manufacturing subsidiary due to a change in circumstances including lower profitability in core operations, lower anticipated taxable income and an unfavorable business outlook. The Company also changed its assertion regarding the indefinite reinvestment of foreign subsidiary earnings due primarily to forecasted cash needs within the United States and strategic decisions related to the Company’s capital structure. As a result, the Company recorded current and deferred tax expense (net of related foreign tax credits) due to the repatriation of earnings of approximately $55.0.

The Company recognizes the benefit of tax positions taken or expected to be taken in its tax returns in the consolidated financial statements when it is more likely than not that the position will be sustained upon examination by authorities. Recognized tax positions are measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon settlement.
Details of the unrecognized tax benefits are as follows:

	2015	2014
Balance at January 1	$15.0	$16.6
Decreases related to prior year tax positions	(0.4)	0.3
Increases related to current year tax positions	0.9	0.7
Settlements	(0.2)	(2.5)
Reduction due to lapse of applicable statute of limitations	(2.2)	(0.1)
Balance at December 31	$13.1	$15.0

The entire amount of unrecognized tax benefits, if recognized, would affect the Company’s effective tax rate.

The Company classifies interest expense and penalties related to the underpayment of income taxes in the consolidated financial statements as income tax expense. Consistent with the treatment of interest expense, the Company accrues interest income on overpayments of income taxes where applicable and classifies interest income as a reduction of income tax expense in the consolidated financial statements. As of December 31, 2015 and 2014, accrued interest and penalties related to unrecognized tax benefits totaled approximately $7.2 and $7.4, respectively.

It is reasonably possible that the total amount of unrecognized tax benefits will change during the next 12 months. The Company does not expect those changes to have a significant impact on its consolidated financial statements. The expected timing of payments cannot be determined with any degree of certainty.

As of December 31, 2015, the Company is under audit by the Internal Revenue Service (IRS) for tax years ended December 31, 2011, 2012 and 2013. During the year ended December 31, 2014, the IRS completed its examination of the Company’s U.S. federal income tax returns for the years 2008-2010 and issued a Revenue Agent’s Report (RAR). The net tax deficiency, excluding interest, associated with the RAR is $6.3 after net operating loss utilization. The Company appealed the findings in the RAR and a preliminary agreement was reached in 2015. The Company believes it has adequately provided for any related uncertain tax positions. All federal tax years prior to 2005 are closed by statute. The Company is subject to tax examination in various U.S. state jurisdictions for tax years 2009 to the present, as well as various foreign jurisdictions for tax years 2008 to the present.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities at December 31 are as follows:

	2015	2014
Deferred tax assets
Accrued expenses	$40.8	$56.7
Warranty accrual	22.0	35.6
Deferred compensation	14.0	15.8
Allowance for doubtful accounts	11.9	9.1
Inventories	12.7	14.1
Deferred revenue	20.1	12.5
Pension and post-retirement benefits	70.4	73.0
Tax credits	62.5	33.4
Net operating loss carryforwards	58.5	68.9
Capital loss carryforwards	1.9	—
State deferred taxes	16.3	17.4
Other	12.1	3.4
	343.2	339.9
Valuation allowance	(63.9)	(88.0)
Net deferred tax assets	$279.3	$251.9

Deferred tax liabilities
Property, plant and equipment	$20.5	$18.3
Goodwill and intangible assets	17.6	17.5
Partnership interest	7.7	13.1
Undistributed earnings	7.3	14.3
Net deferred tax liabilities	53.1	63.2
Net deferred tax asset	$226.2	$188.7

Deferred income taxes reported in the consolidated balance sheets as of December 31 are as follows:

	2015	2014
Deferred income taxes - current assets	$168.8	$111.0
Deferred income taxes - long-term assets	65.3	86.5
Other current liabilities	(6.0)	(2.3)
Deferred income taxes - long-term liabilities	(1.9)	(6.5)
Net deferred tax asset	$226.2	$188.7

At December 31, 2015, the Company had domestic and international net operating loss (NOL) carryforwards of $422.4, resulting in an NOL deferred tax asset of $58.5. Of these NOL carryforwards, $300.3 expire at various times between 2016 and 2036 and $122.1 does not expire. At December 31, 2015, the Company had a domestic foreign tax credit carryforward resulting in a deferred tax asset of $50.3 that will expire between 2020 and 2026 and a general business credit carryforward resulting in a deferred tax asset of $12.0 that will expire between 2030 and 2036.

The Company recorded a valuation allowance to reflect the estimated amount of certain foreign and state deferred tax assets that, more likely than not, will not be realized. The net change in total valuation allowance for the years ended December 31, 2015 and 2014 was a decrease of $24.1 and an increase of $0.2, respectively. The 2015 valuation allowance decrease is currency driven relating mostly to the weakening of the Brazil real.

For the years ended December 31, 2015 and 2014, provisions were made for foreign withholding taxes and estimated U.S. income taxes, less available tax credits, which may be incurred upon the remittance of certain undistributed earnings in foreign subsidiaries and foreign unconsolidated affiliates. Provisions have not been made for income taxes on approximately $554.8 of undistributed earnings at December 31, 2015 in foreign subsidiaries and corporate joint ventures that are deemed permanently reinvested. Determination of the amount of unrecognized deferred income tax liabilities on these earnings is not practicable because such liability, if any, depends on certain circumstances existing if and when remittance occurs. A deferred tax liability will be recognized if and when the Company no longer plans to permanently reinvest these undistributed earnings.